UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C.  20549

				     Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001
						 -----------------

Check here if Amendment [  ]; Amendment Number:
						-------
This Amendment (Check only one.):  [  ]  is a restatement.
				   [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:     Advance Capital Management, Inc.
         ----------------------------------
Address:  One Towne Square, Suite 444
         ----------------------------------
	  Southfield, MI  48076
         ----------------------------------

Form 13F File Number:   28 - 6474
			    ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Cappelli
      ------------------------
Title: Vice President
      ------------------------
Phone: (248) 350-8543
      ------------------------

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli		 Southfield, MI		 February 4, 2002
--------------------------	-----------------	--------------------
[Signature]               	 [City, State]            [Date]

Report Type (Check only one.):

[  ] 13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         	Name

	28-115				T. Rowe Price & Assoc.
      -----------		    --------------------------------
      [Repeat as necessary.]




Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
					  -------------
Form 13F Information Table Entry Total:          83
					  -------------
Form 13F Information Table Value Total:     $  63,516
					  -------------
					   (thousands)

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number       Name

    	     28-
   ------   ---------------------       --------------------------------
    [Repeat as necessary.]






                                                 SUMMARY TABLE
                                                 DEC 31, 2001



                                     TITLE OF           VALUE IN  SHARES/PRN   SH/  PUT/  INVESTMT       VOTING AUTHORITY
      NAME OF ISSUER                 CLASS    CUSIP     $1,000'S      AMT      PRN  CALL  DSCRETN  MGRS      SOLE
AA     ALCOA                         COM      13817101         28        800   SH         SOLE                   800
ABT    ABBOTT LABORATORIES           COM      00282410        636     11,400   SH         SOLE                11,400
ADBE   ADOBE                         COM      00724F10        245      7,900   SH         SOLE                 7,900
AHP    AMERICAN HOME PRODUCTS        COM      02660910        724     11,800   SH         SOLE                11,800
AIG    AMERICAN INTERNATIONAL GROUP  COM      02687410      1,494     18,820   SH         SOLE                18,820
ALTR   ALTERA                        COM      9734406         219     10,300   SH         SOLE                10,300
AMAT   APPLIED MATERIALS             COM      03822210        722     18,000   SH         SOLE                18,000
AMGN   AMGEN                         COM      03116210      1,343     23,800   SH         SOLE                23,800
AOL    AMERICA ON-LINE               COM      02364J10      1,298     40,450   SH         SOLE                40,450
BA     BOEING                        COM      09702310        287      7,400   SH         SOLE                 7,400
BAC    BANKAMERICA                   COM      06605F10      1,026     16,300   SH         SOLE                16,300
BGEN   BIOGEN                        COM      90597105        361      6,300   SH         SOLE                 6,300
BK     BANK OF NEW YORK              COM      06405710         41      1,000   SH         SOLE                 1,000
BLS    BELLSOUTH                     COM      07986010        568     14,900   SH         SOLE                14,900
BMET   BIOMET                        COM      90613100        328     10,600   SH         SOLE                10,600
BMY    BRISTOL-MYERS SQUIBB          COM      11012210        836     16,400   SH         SOLE                16,400
BUD    ANHEUSER BUSCH                COM      03522910         36        800   SH         SOLE                   800
C      CITIGROUP                     COM      17296710      2,107     41,730   SH         SOLE                41,730
CAH    CARDINAL HEALTHCARE           COM      14149Y10         95      1,465   SH         SOLE                 1,465
CAT    CATERPILLAR                   COM      14912310         26        500   SH         SOLE                   500
CMCSK  COMCAST                       COM      20030020        745     20,700   SH         SOLE                20,700
COST   COSTCO                        COM      22160Q10         28        800   SH         SOLE                   800
CPWR   COMPUWARE                     COM      20563810          3        400   SH         SOLE                   400
CSCO   CISCO SYSTEMS                 COM      17275R10      2,582    142,580   SH         SOLE               142,580
CTXS   CITRIX SYSTEMS                COM      17737610        163      7,200   SH         SOLE                 7,200
DD     DU PONT (E.I.) DE NEMOURS     COM      26353410        391      9,200   SH         SOLE                 9,200
DELL   DELL COMPUTER                 COM      24702510      1,313     48,300   SH         SOLE                48,300
DIS    DISNEY (WALT) CO.             COM      25468710        364     17,550   SH         SOLE                17,550
DOW    DOW CHEMICAL                  COM      26054310         41      1,200   SH         SOLE                 1,200
DUK    DUKE POWER                    COM      26439910         29        737   SH         SOLE                   737
EMC    EMC CORP                      COM      26864810        249     18,500   SH         SOLE                18,500
F      FORD MOTOR COMPANY            COM      34537010        354     22,549   SH         SOLE                22,549
FNM    FEDERAL NATIONAL MTGE ASSOC.  COM      31358610        739      9,300   SH         SOLE                 9,300
GCI    GANNETT                       COM      36473010         27        400   SH         SOLE                   400
GE     GENERAL ELECTRIC              COM      36960410      3,194     79,660   SH         SOLE                79,660
GENZ   GENZYME                       COM      37291710        449      7,500   SH         SOLE                 7,500
GM     GENERAL MOTORS                COM      37044210         26        528   SH         SOLE                   528
GMH    HUGHES                        COM      37044283          3        198   SH         SOLE                   198
HD     HOME DEPOT                    COM      43707610      1,120     21,950   SH         SOLE                21,950
HWP    HEWLETT-PACKARD               COM      42823610        376     18,300   SH         SOLE                18,300
IBM    INTL BUS MACHINES             COM      45920010      1,754     14,500   SH         SOLE                14,500
INTC   INTEL                         COM      45814010      4,170    132,600   SH         SOLE               132,600
IP     INT'L PAPER                   COM      46014610         12        300   SH         SOLE                   300
ITWO   I2 TECHNOLOGY                 COM      46575410          1        400   SH         SOLE                   400
JDSU   JDS UNIPHASE                  COM      46612510        405     46,400   SH         SOLE                46,400
JNJ    JOHNSON & JOHNSON             COM      47816010      1,395     23,600   SH         SOLE                23,600
JPM    J. P. MORGAN                  COM      61688010         34        925   SH         SOLE                   925
JWN    NORDSTROMS                    COM      65566410         12        860   SH         SOLE                   860
KO     COCA-COLA COMPANY             COM      19121610        910     19,300   SH         SOLE                19,300
LLTC   LINEAR TECHNOLOGY             COM      53567810        539     13,800   SH         SOLE                13,800
LLY    LILLY (ELI) & CO.             COM      53245710        746      9,500   SH         SOLE                 9,500
LU     LUCENT TECHNOLOGIES           COM      54946310          9      1,500   SH         SOLE                 1,500
MCD    MCDONALDS                     COM      58013510        341     12,900   SH         SOLE                12,900
MDT    MEDTRONIC                     COM      58505510        661     12,900   SH         SOLE                12,900
MEDI   MEDIMMUNE                     COM      58469910        362      7,800   SH         SOLE                 7,800
MOT    MOTOROLA                      COM      62007610         26      1,650   SH         SOLE                 1,650
MRK    MERCK                         COM      58933110      1,041     17,700   SH         SOLE                17,700
MSFT   MICROSOFT                     COM      59491810      6,707    101,200   SH         SOLE               101,200
MWD    MORGAN STANLEY DEAN WITTER    COM      61744644        526      9,400   SH         SOLE                 9,400
MXIM   MAXIM INTEGRATED              COM      57772K10        740     14,100   SH         SOLE                14,100
ONE    BANK ONE                      COM      06423A10         16        405   SH         SOLE                   405
ORCL   ORACLE SYSTEMS                COM      68389X10      1,625    117,700   SH         SOLE               117,700
PEOP   PEOPLE PC                     COM      70977610          0      1,900   SH         SOLE                 1,900
PFE    PFIZER                        COM      71708110      2,007     50,375   SH         SOLE                50,375
PG     PROCTOR & GAMBLE              COM      74271810        942     11,900   SH         SOLE                11,900
QCOM   QUALCOMM                      COM      74752510      1,634     32,350   SH         SOLE                32,350
RD     ROYAL DUTCH PETROLEUM - ADR   COM      78025780        843     17,200   SH         SOLE                17,200
SBC    SBC COMMUNICATIONS            COM      78387G10        985     25,149   SH         SOLE                25,149
SEBL   SEIBEL SYSTEMS                COM      82617010        585     20,900   SH         SOLE                20,900
SGP    SCHERING-PLOUGH               COM      80660510        458     12,800   SH         SOLE                12,800
STT    STATE STREET BOSTON           COM      85747710         92      1,760   SH         SOLE                 1,760
SUNW   SUN MICROSYSTEMS              COM      86681010        875     70,900   SH         SOLE                70,900
T      AMERICAN TEL & TEL            COM      00195710        555     30,610   SH         SOLE                30,610
TXN    TEXAS INSTRUMENTS             COM      88250810        465     16,600   SH         SOLE                16,600
TYC    TYCO INTL                     COM      92857W10        807     13,700   SH         SOLE                13,700
VOD    VODAFONE                      COM      92857T10         19        875   SH         SOLE                   875
VZ     VERIZON                       COM      92343V10      1,008     21,246   SH         SOLE                21,246
WCOM   MCI WORLDCOM                  COM      55268B10          9        600   SH         SOLE                   600
WEC    WISCONSIN ENERGY CORP         COM      97665710         12        271   SH         SOLE                   271
WFC    WELLS FARGO                   COM      94974610        682     15,700   SH         SOLE                15,700
WMT    WAL-MART STORES               COM      93114210      2,135     37,100   SH         SOLE                37,100
XLNX   XILINX                        COM      98391910        512     13,100   SH         SOLE                13,100
XOM    EXXON MOBIL                   COM      30231G10      2,243     57,072   SH         SOLE                57,072



      TOTAL                                               63,516

     * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR
     THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR FORM 13F REPORT.